Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Schedule of Trade Receivables and Prepayments and Other Current Assets	The aging of trade receivables and prepayments and other current assets were as follows:
	Total	Current (≤ 30 days)	31-60 days	61-90 days	≥91 days
Trade receivables	4,155,737	3,420,967	439,602	104,473	190,695
As at December 31, 2022	4,155,737	3,420,967	439,602	104,473	190,695

Trade receivables	7,037,942	5,767,145	625,375	238,034	407,388
As at December 31, 2023	7,037,942	5,767,145	625,375	238,034	407,388

Schedule of Credit Risk for Trade Receivables	The exposure to credit risk for trade receivables at the reporting date by geographic region was as follows:
	Net carrying amount as at December 31,
	2023	2022
	USD	USD
Singapore	6,130,586	3,964,711
Malaysia	907,356	191,026
Total	7,037,942	4,155,737

Schedule of Contractual Maturities of Financial Liabilities	The following are the contractual maturities of financial liabilities considered in the context of the Group’s liquidity risk management strategy. The amounts are gross and undiscounted and include contractual interest payments.
For the years ending December 31,	2024	2025	2026	2027	2028	Thereafter	Total	Imputed interests	Carrying amount as of December 31, 2023
	USD	USD	USD	USD	USD	USD	USD	USD	USD
Financial liabilities
Guaranteed bank loans	762,332	398,609	119,429	27,856	10,119	–	1,318,345	77,822	1,240,523
Trade and other payables	2,996,636	–	–	–	–	–	2,996,636	-	2,996,636
Lease obligation	74,536	14,014	1,544	–	–	–	90,094	5,772	84,322
Total contractual obligations	3,833,504	412,623	120,973	27,856	10,119	–	4,405,075	83,594	4,321,481

Schedule of Level 3 Fair Values for the Convertible Loan	The following table show the valuation techniques used in measuring Level 3 fair values for the convertible loan in the statement of financial position, as well as the significant unobservable inputs used.
	Valuation technique	Significant unobservable inputs	Inter-relationship between significant unobservable inputs
Liability
Convertible loan	Discounted cash flows: The valuation model considers the present value of expected payments, discounted using a risk-adjusted discount rate.	The interest rate for the long-term borrowings without conversion right, which is 8.26% assessed by the management.	The interest rate will impact the cash flow for the following periods